Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT INCOME:
Interest income	$ 870,824	$ 2,072,015	$ 3,235,502
EXPENSES:
Brokerage and custodial fees	37,951,734	54,834,929	57,320,175
Administrative expenses	1,968,723	2,158,133	2,233,354
Custody fees	127,291	165,650	160,011
Management fees	651,848	571,739	143,533
Total expenses	40,699,596	57,730,451	59,857,073
NET INVESTMENT LOSS	(39,828,772)	(55,658,436)	(56,621,571)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(17,215,476)	(8,224,392)	87,904,542
Foreign exchange translation	32,225	(52,568)	352,202
Net change in unrealized:
Futures and forward currency contracts	(6,846,541)	(25,425,124)	42,259,414
Foreign exchange translation	35,618	(192,987)	(302,673)
Net gains (losses) from U.S. Treasury notes:
Realized	(56,600)	28,504	16,976
Net change in unrealized	73,373	(373,516)	(203,035)
Total net realized and unrealized gains (losses)	(23,977,401)	(34,240,083)	130,027,426
NET INCOME (LOSS)	(63,806,173)	(89,898,519)	73,405,855
LESS PROFIT SHARE TO MANAGING OWNER		1,385	262,695
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(63,806,173)	(89,899,904)	73,143,160
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(61,677,100)	(87,273,146)	70,377,586
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(113.73)	(139.10)	102.20
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(12,353)	(16,960)	6,427
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(70.56)	(88.62)	72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(1,737,974)	(2,100,691)	1,069,450
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(67.85)	(85.70)	131.36
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ (46,823)	$ (31,196)	$ 4,408
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(44.98)	(58.92)	50.68